Long-term Debt - Summary of Long-term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Borrowings [abstract]
Non-convertible debentures	$ 1,698.8	₨ 124,196.6	₨ 118,995.1
Perpetual debentures	180.6	13,201.5
Collateralized debt obligations	406.7	29,736.5	42,299.4
Buyers credit from banks at floating interest rate	461.6	33,750.0	39,750.0
Loan from banks/financial institutions	5,567.1	407,020.4	368,259.9
Senior notes	7,230.0	528,582.4	445,036.1
Others	79.6	5,821.8	10,031.8
Total	15,624.4	1,142,309.2	1,024,372.3
Less: current portion (refer note 21)	2,890.0	211,289.5	191,324.2
Long-term debt	$ 12,734.4	₨ 931,019.7	₨ 833,048.1